Lease Liabilities (Details) - Schedule of Undiscounted Lease Payments - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Undiscounted Lease Payments [Line Items]
Lease payments	$ 1,601,253	$ 1,914,101
Less than 1 year [Member]
Schedule of Undiscounted Lease Payments [Line Items]
Lease payments	619,420	678,051
More than 1 year but less than 5 years [Member]
Schedule of Undiscounted Lease Payments [Line Items]
Lease payments	$ 981,833	$ 1,236,050